UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10181

Name of Fund: Government Securities Delaware, LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Alan Levy, President, Government
      Securities Delaware, LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 12/31/07

Item 1 - Report to Stockholders

Government Securities Delaware, LLC

Annual Report
December 31, 2007

      This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

To Our Shareholders

We are pleased to present the shareholder report for Government Securities Delaware, LLC, for the twelve-month period ended December 31, 2007.

The fund's investment objectives are to maximize current income consistent with the preservation of capital and to match the maturities of investments with operating and dividend payment needs. During the period the fund generated net investment income of 6.71% as a percentage of average net assets and paid dividends of $ 35.80 per share.

As you are aware, this fund has not retained an investment advisor. There was no trading activity during the twelve-month period ended December 31, 2007 and the fund's portfolio holdings have remained the same.

Alan Levy
President

                                             Government Securities Delaware, LLC

Schedule of Investments as of December 31, 2007

=====================================================================================================================
                      Face
                      Amount                          Investments                                           Value
=====================================================================================================================
Notes-            $500,000,000      Merrill Lynch & Co., Inc., 5.098%
93.2%                                 due 8/15/2009 (a)(b)                                            $   500,000,000
                   500,000,000      Merrill Lynch Capital Services, Inc., 5.108%
                                      due 8/15/2009 (a)(b)                                                500,000,000
---------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $1,000,000,000*) - 93.2%                  1,000,000,000

                                    Other Assets Less Liabilities - 6.8%                                   73,478,448
                                                                                                      ---------------
                                    Net Assets - 100.0%                                               $ 1,073,478,448
                                                                                                      ===============

*     Cost for federal income tax purposes.
(a)   Floating rate security.
(b) Investments in companies considered to be an affiliate of the Company, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                 Net Activity     Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.,
        5.098% due 8/15/2009                         --            $27,643,727
      Merrill Lynch Capital Services, Inc.,
        5.108% due 8/15/2009                         --            $27,695,871
      --------------------------------------------------------------------------

o     Swap contracts outstanding as of December 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------
                                                                                     Unrealized
                                                                      Notional      Appreciation
                                                                       Amount      (Depreciation)
      -------------------------------------------------------------------------------------------
      Receive a fixed rate of 1.1575% and 6-month LIBOR,
      reset each February 15 th and August 15th, minus 1.09%
      and pay a 1-month LIBOR, reset on the 15th of each
      month, plus .07% compounded

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                                         $1,000,000,000      $2,713,000

      Receive a 6-month LIBOR, reset each February 15th and August 15th, minus 1.09% and pay semi-annual payments of $41,112

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                                         $      555,556        (113,376)
      -------------------------------------------------------------------------------------------
      Total                                                                           $2,599,624
                                                                                      ==========

      See Notes to Financial Statements.

      Portfolio Information as of December 31, 2007
      --------------------------------------------------------------------------
                                                                     Percent of
      Asset Mix                                                      Net Assets*
      --------------------------------------------------------------------------
      Notes.....................................................       93.2%
      --------------------------------------------------------------------------
         * Total may not equal 100%.

                                             Government Securities Delaware, LLC

STATEMENT OF ASSETS AND LIABILITIES

              As of December 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
Assets:       Investments in affiliated securities, at value (identified cost - $1,000,000,000).                     $ 1,000,000,000
              Cash.................................................................................                          100,819
              Unrealized appreciation on reverse repurchase agreement-net..........................                       49,001,301
              Unrealized appreciation on swaps - net...............................................                        2,713,000
              Receivables:
                   Interest from affiliates........................................................   $ 20,540,908
                   Reverse repurchase agreements-net...............................................      6,030,884
                   Swaps-net.......................................................................        348,694        26,920,486
                                                                                                      ------------   ---------------
              Total assets.........................................................................                    1,078,735,606
                                                                                                                     ---------------

------------------------------------------------------------------------------------------------------------------------------------
Liabilities:  Unrealized depreciation on swaps-net.................................................                          113,376
              Payables:
                   Dividends to unit holders.......................................................      5,048,206
                   Administrator...................................................................         95,576         5,143,782
                                                                                                      ------------   ---------------
              Total liabilities....................................................................                        5,257,158
                                                                                                                     ---------------

------------------------------------------------------------------------------------------------------------------------------------
Net Assets:   Net assets...........................................................................                  $ 1,073,478,448
                                                                                                                     ===============

------------------------------------------------------------------------------------------------------------------------------------
Net Assets    Beneficial interest, par value $500 (2,000,200 units authorized) and additional
Consist of:      paid-in capital...................................................................                  $ 1,021,877,523
              Unrealized appreciation-net..........................................................                       51,600,925
                                                                                                                     ---------------
              Total-Equivalent to $536.71 net asset value per unit based on 2,000,104 units
                 outstanding.......................................................................                  $ 1,073,478,448
                                                                                                                     ===============

      See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

STATEMENT OF OPERATIONS

                        For the Year Ended December 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
Investment              Interest from affiliates...................................................                     $ 55,339,598
Income:                 Interest on reverse repurchase agreement-net...............................                       15,990,086
                                                                                                                        ------------
                        Total income...............................................................                       71,329,684
                                                                                                                        ------------

------------------------------------------------------------------------------------------------------------------------------------
Expenses:               Administrative fees........................................................                           51,637
                        Interest expense on promissory notes.......................................                           11,075
                                                                                                                        ------------
                        Total expenses.............................................................                           62,712
                                                                                                                        ------------
                        Investment income-net......................................................                       71,266,972
                                                                                                                        ------------

------------------------------------------------------------------------------------------------------------------------------------
Realized &              Realized gain on swaps-net.................................................                          332,941
Unrealized              Change in unrealized appreciation/depreciation on:
Gain - Net                 Reverse repurchase agreement-net........................................    $ 1,222,178
                           Swaps-net...............................................................      3,086,704         4,308,882
                                                                                                       -----------      ------------
                        Total realized & unrealized gain-net.......................................                        4,641,823
                                                                                                                        ------------
                        Net Increase in Net Assets Resulting from Operations.......................                     $ 75,908,795
                                                                                                                        ============

      See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                              For the
                                                                                                             Year Ended
                                                                                                            December 31,
                                                                                                -----------------------------------
                      Increase (Decrease) in Net Assets:                                              2007                2006
-----------------------------------------------------------------------------------------------------------------------------------
Operations:           Investment income-net...................................................  $    71,266,972     $    72,166,263
                      Realized gain (loss)-net................................................          332,941            (983,884)
                      Change in unrealized appreciation/depreciaton-net.......................        4,308,882         (25,481,462)
                                                                                                ---------------     ---------------
                      Net increase in net assets resulting from operations....................       75,908,795          45,700,917
                                                                                                ---------------     ---------------
-----------------------------------------------------------------------------------------------------------------------------------
Dividends             Investment income-net...................................................      (71,599,913)        (70,861,790)
to Unit                                                                                         ---------------     ---------------
Holders:              Net decrease in net assets resulting from dividends to unit holders.....      (71,599,913)        (70,861,790)
                                                                                                ---------------     ---------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:           Total increase (decrease) in net assets.................................        4,308,882         (25,160,873)
                      Beginning of year.......................................................    1,069,169,566       1,094,330,439
                                                                                                ---------------     ---------------
                      End of year.............................................................  $ 1,073,478,448     $ 1,069,169,566
                                                                                                ===============     ===============


      See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                   For the Year Ended December 31,
                                                                 ------------------------------------------------------------------
                                                                    2007          2006          2005           2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year ....     $   534.56    $   547.14    $   576.77     $  594.10    $   613.37
Operating                                                        ------------------------------------------------------------------
Performance:         Investment income-net .................          35.63         36.08         35.64         35.74         35.78
                     Realized and unrealized gain (loss)-net           2.32        (13.23)       (29.67)       (17.97)       (18.95)
                                                                 ------------------------------------------------------------------
                     Total from investment operations ......          37.95         22.85          5.97         17.77         16.83
                                                                 ------------------------------------------------------------------
                     Less dividends to unit holders
                        from investment income-net .........         (35.80)       (35.43)       (35.60)       (35.10)       (36.10)
                                                                 ------------------------------------------------------------------
                     Net asset value, end of year ..........     $   536.71    $   534.56    $   547.14     $  576.77    $   594.10
                                                                 ==================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ....           7.10%         4.18%         1.04%         2.99%         2.74%
Return:                                                          ==================================================================

-----------------------------------------------------------------------------------------------------------------------------------
Ratios Based on      Expenses ..............................            .01%          .01%          .01%          .01%          .01%
Average Net                                                      ==================================================================
Assets:              Investment income-net .................           6.71%         6.74%         6.38%         6.13%         5.93%
                                                                 ==================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands)      $1,073,478    $1,069,170    $1,094,330     $1,153,60    $1,188,267
Data:                                                            ==================================================================
                     Portfolio turnover ....................              0%            0%            0%            0%            0%
                                                                 ==================================================================

      See Notes to Financial Statements.

Government Securities Delaware, LLC
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Government Securities Delaware, LLC (the "Company") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Company was formed in the State of Delaware on August 8, 2000. The Company's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Company offers one class of Units. Holders of Units have no preemptive rights and no right to redeem their Units. The Company will mandatorily redeem all of the outstanding Units on August 8, 2025 at their Net Asset Value. The redemption price may be paid in cash or in-kind at the discretion of the Board of Managers. Each Unit represents a $500 capital contribution to the Company and is an equal, proportionate interest in the Company, none having priority or preference over another. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of investments- Reverse repurchase agreements, swap agreements and other securities are valued at fair value as determined by or under the direction of the Board of Managers of the Company.

(b) Financial instruments- The Company may engage in various portfolio investment strategies to hedge its exposures relating to non-trading assets and liabilities.

      o Swaps - The Company may enter into swap agreements, which are over-the-counter contracts in which the Company and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Company are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Swaps are marked-to-market monthly and changes in the value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

      o Reverse repurchase agreements - The Company may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Company sells securities to the counterparty and agrees to repurchase them at a mutually agreed upon date and price, and may exchange their respective commitments to pay or receive interest. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the reverse repurchase agreement, the Company would be in default and the counterparty would be able to terminate the repurchase agreement.

(c) Income taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and swap income or expense are recognized on the accrual basis.

(e) Dividends and distributions - The Units will provide for a fixed-rate, semi-annual dividend of at least 7.1215%, calculated on the basis of the 30/360 year, on the par value of each unit owned by such unit holder, to be distributed at the discretion of the Board of Managers out of income of the Company from funds legally available for distribution under Delaware law. In addition, the Board of Managers may distribute to the Unit Holders as of a record date or dates determined by the Board of Managers, in cash or otherwise, all or part of any gains realized on the sale or disposition of property or otherwise, or all or part of any other principal or income of the Company, provided that such distributions are not otherwise in violation of Delaware law. Dividends and distributions paid by the Company in the form of cash and promissory notes are recorded on the ex-dividend dates.

(f) Securities lending - The Company may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Company and any additional required collateral is delivered to the Company on the next business day. Where the Company receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Company typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Company receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Company may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Company could experience delays and costs in gaining access to the collateral. The Company also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements - Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2007. The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Company's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Company's financial statement disclosures, if any, is currently being assessed.

2. Transactions with Affiliates:

The Company has an Administrative Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co. ("Merrill Lynch"). For such services, the Company paid MLPF&S a semi-annual fee of $25,000. In addition, the Company pays certain other professional expenses. MLPF&S was responsible for all other expenses of the Company, including, but not limited to, auditing and legal expenses, and custodial and printing fees.

MLIM Alternative Investment Strategies ("MLIMAIS"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of Merrill Lynch, is the Company's transfer agent.

As of December 31, 2000, 2,000,000 Units were beneficially owned and of record by ML SSG S.A.R.L., a wholly-owned subsidiary of Merrill Lynch. During 2001, ML SSG S.A.R.L. transferred its interest in the Company to Merrill Lynch Corporate and Institutional Client Group L.P. ("ML CICG"), an indirect subsidiary of Merrill Lynch Capital Services, Inc. ("MLCS"), which in turn, is a wholly-owned subsidiary of Merrill Lynch. As of December 31, 2007, 2,000,000 Units were beneficially owned by ML CICG.

The Company purchased for $1,002,500,000 (excluding the accrued interest paid on August 15, 2000) $1,000,000,000 face value, 6% coupon U.S. Treasury Notes maturing on August 15, 2009 (the "Treasury Notes") and entered into a floating rate reverse repurchase agreement to maturity (the "Reverse Repurchase Agreement") with Merrill Lynch Government Securities, Inc. ("ML Government Securities"). Under the Reverse Repurchase Agreement, the Company sold the Treasury Notes to ML Government Securities and is obligated to repurchase the Treasury Notes for $1,000,000,000 on August 15, 2009, but may repurchase the Treasury Notes from ML Government Securities for the notional amount (defined below) plus accrued interest on 5 days prior written notice (the "Repurchase Agreement Termination Date"). The reverse repurchase agreement includes a swap component. Until the Repurchase Agreement Termination Date, the Company will make semi-annual floating rate payments to ML Government Securities at the rate of 6-month LIBOR less 109 basis points on the outstanding notional amount plus $138,889. The notional amount will start at $1,002,500,000 and will be reduced by the $138,889 fixed, semi-annual payments by the Company. The semi-annual fixed payments of $138,889 will amortize the $2,500,000 premium paid for the Treasury Notes to zero on a straight-line basis over the term of the Reverse Repurchase Agreement. In return, the Company will receive semi-annual payments from ML Government Securities equal to the interest on the Treasury Notes. These semi-annual payments will be netted against each other and only the net amount will actually be paid. The transfer of the U.S. Treasury Notes under the Reverse Repurchase Agreement was treated as a sale for accounting purposes.

The Company used the proceeds from the Reverse Repurchase Agreements to acquire the following notes (the "Notes"):

      (i) $500,000,000 Merrill Lynch & Co., Inc. Floating Rate Note due August 15, 2009; and

      (ii) $500,000,000 Merrill Lynch Capital Services, Inc. Floating Rate Note due August 15, 2009.

The note from Merrill Lynch pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points, compounded monthly. The note from MLCS pays interest semi-annually at the rate of 1-month LIBOR plus 8 basis points. Interest on the note from ML Capital Services compounds monthly. The Notes are subject to pre-payment at the option of the Company at any time.

To ensure the Company's investments will match its operating and dividend needs, the Company entered into two swaps with ML Capital Services. Under the terms of the first swap, (the "Daycount Swap"), the Company will make payments calculated as 1-month LIBOR plus 7 basis points compounded monthly and paid semi-annually on $1,000,000,000 to ML Capital Services and in return will receive semi-annual payments at a rate of 6-month LIBOR less 109 basis points on $1,000,000,000 plus a fixed payment on the same amount at a rate of 1.1575%. The Daycount Swap will terminate on August 15, 2009. Under the terms of the second swap (the "Amortizing Swap"), the Company will make fixed, semi-annual payments of $41,112 and in return will receive semi-annual payments equal to 6-month LIBOR less 109 basis points on a notional amount that will start at $2,500,000 and will amortize to approximately $138,889 on a straight-line basis over the term of the Amortizing Swap. At December 31, 2007, the notional amount was $555,556. The Amortizing Swap will terminate on August 15, 2009. The effective date of all transactions with Merrill Lynch or its affiliates was August 10, 2000.

The Company has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S, or its affiliates. Pursuant to that order, the Company also has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of BlackRock Advisors, LLC, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM, may, on behalf of the Company, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by Manager or in registered money market funds advised by the Manager or its affiliates.

3. Capital Stock Transactions:

During the years ended December 31, 2007 and December 31, 2006, Units outstanding remained constant.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

                                                   12/31/2007         12/31/2006
                                                   ----------         ----------
Distributions paid from:
  Ordinary income                                $  71,599,913       $70,861,790
                                                 -------------       -----------
Total taxable distributions                      $  71,599,913       $70,861,790
                                                 =============       ===========

There were no significant differences between the book and tax components of net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Unit Holders and Board of Managers of
Government Securities Delaware, LLC

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Securities Delaware, LLC (the "Company") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Securities Delaware, LLC as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 29, 2008

Officers and Managers

                                           Position(s)     Length of
                                           Held with       Time        Principal Occupation(s)
Name               Address & Age           Trust           Served      During Past 5 Years
====================================================================================================================================
Company Officers
------------------------------------------------------------------------------------------------------------------------------------
Alan Levy          P.O. Box 9095           President       2008 to     Director in the New Product Development Group in Merrill
                   Princeton, NJ                           present     Lynch's Global Markets and Investment Banking Division. He
                   08543-9095                                          has been with Merril Lynch for more than five years.
                   Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Timothy Flynn      P.O. Box 9095           Manager         2004 to     Director of Federal tax for Computer Sciences Corporation
                   Princeton, NJ                           present     for more than five years.
                   08543-9095
                   Age: 61
------------------------------------------------------------------------------------------------------------------------------------
Thomas Irvin       P.O. Box 9095           Manager         2004 to     Corporate Vice President and Treasurer for Computer
                   Princeton, NJ                           present     Sciences Corporation for more than five years.
                   08543-9095
                   Age: 59
------------------------------------------------------------------------------------------------------------------------------------
Paul Bloshuk       P.O. Box 9095           Manager         2007 to     Director in the New Product Development Group in Merrill
                   Princeton, NJ                           present     Lynch's Global Markets and Investment Banking Division. He
                   08543-9095                                          has been at Merrill Lynch since October 2006. Prior to
                   Age: 44                                             joining Merrill Lynch, Paul was at KPMG since 2000.
------------------------------------------------------------------------------------------------------------------------------------
Peter Cross        P.O. Box 9011           Treasurer       2008 to     Director in the New Product Development Group in Merrill
                   Princeton, NJ                           present     Lynch's Global Markets and Investment Banking Division.
                   08543-9011                                          Joined Merrill Lynch in 1999.
                   Age: 37
------------------------------------------------------------------------------------------------------------------------------------
                   * Officers of the Company serve at the pleasure of the Board of Managers.
------------------------------------------------------------------------------------------------------------------------------------


      --------------------------------------------------------------------
      Thomas F. Finley, Austin Root and Richard Harper resigned as officers of the Company. Effective August 29, 2007, the Board of Managers appointed Sheikh-Omer Farooq as the Treasurer of the Company and Paul Bloshuk as a Manager of the Company. Alan Levy has been appointed the interim President of the Company, Peter Cross has been appointed the interim Treasurer of the Company and Paul Bloshuk has been appointed an interim Manager of the Company; all appointments have been approved by the Board of Managers and are effective January 3, 2008.
      --------------------------------------------------------------------

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts  02110

Transfer Agent

MLIM Alternative Investment Strategies
800 Scudders Mill Road
Plainsboro, New Jersey  08536

Availability of Quarterly Schedule of Investments

--------------------------------------------------------------------------------
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Company's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MERRILL (1-800-637-7455).

Item 3 - Audit Committee Financial Expert - The Company's board of directors serves as the Company's audit committee. The Company's board of directors has determined that the Company does not have an audit committee financial expert serving on the board of directors. The Company does not have an audit committee financial expert because none of the directors of the Company has all of the attributes of an audit committee financial expert as specified by the Securities and Exchange Commission staff.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2007 - $40,000
                                  Fiscal Year Ending December 31, 2006 - $40,000

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2007 - $0
                                  Fiscal Year Ending December 31, 2006 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2007 - $8,000
                                  Fiscal Year Ending December 31, 2006 - $6,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2007 - $0
                                  Fiscal Year Ending December 31, 2006 - $0

         (e)(1) The registrant's Board of Managers serve as its audit committee (the "Committee"), which has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2007 - $2,177,000
             Fiscal Year Ending December 31, 2006 - $2,603,000

         (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $83,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable. The Fund invests exclusively in non-voting securities.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2007.

         Not Applicable - The registrant has no investment advisor or portfolio manager. No trading occurred during the fiscal year ending December 31, 2007.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Securities Delaware, LLC


By: /s/ Alan Levy
    ---------------------------------------
    Alan Levy,
    President of
    Government Securities Delaware, LLC

Date: March 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Alan Levy
    ---------------------------------------
    Alan Levy,
    President of
    Government Securities Delaware, LLC

Date: March 10, 2008


By: /s/ Peter Cross
    ---------------------------------------
    Peter Cross,
    Treasurer (principal financial officer)
    Government Securities Delaware, LLC

Date: March 10, 2008